LONG-TERM INVESTMENTS (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp) Rp / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Financial assets	Rp 49,824		Rp 50,907
Investments in associates accounted for using equity method	109		123
Total long-term investments	8,162		8,653		$ 530
Foreign exchange impact	(748)	$ (49)	(6,438)	Rp 3,432
Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	8,053		8,530
Long-term investment in financial instruments | FVTPL
LONG-TERM INVESTMENTS
Financial assets	8,028		8,508
Long-term investment in financial instruments | FVTOCI
LONG-TERM INVESTMENTS
Financial assets	25		22
Jalin.
LONG-TERM INVESTMENTS
Investment accounted for using equity method	105		115
Others (each below Rp100 billion)
LONG-TERM INVESTMENTS
Investment accounted for using equity method	4		8
Cumulative unrecognized share of losses	Rp 341		346	Rp 328
Telkomsel
LONG-TERM INVESTMENTS
Price per share | Rp / shares	Rp 86
Foreign exchange impact	Rp 119
Convertible bonds | Long-term investment in financial instruments | FVTPL
LONG-TERM INVESTMENTS
Financial assets	491		884
Investment in equity | Long-term investment in financial instruments | FVTPL
LONG-TERM INVESTMENTS
Financial assets	7,537		7,624
Investment in equity | Long-term investment in financial instruments | FVTOCI
LONG-TERM INVESTMENTS
Financial assets	25		Rp 22
Investment in equity | MDI
LONG-TERM INVESTMENTS
Long-term investments in associates	338
Foreign exchange impact	Rp 514